Retirement Benefit Plans - Defined Benefit Plans Amounts Recognized in Statements of Financial Position (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligations	$ (901,159)	$ (910,081)
Fair value of plan assets	421,052	389,316
Net defined benefit liability	$ (480,107)	$ (520,765)	$ (478,526)